Fair value of financial instruments - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Significant unobservable inputs (Level 3) | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	£ 1,097	£ 1,076
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	1,523	1,328
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in derivative fair value adjustments	(23)
Fair value adjustments	(554)	(577)
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in derivative fair value adjustments	13
Fair value adjustments	(24)	(11)
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in derivative fair value adjustments	(78)
Fair value adjustments	(241)	(319)
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in derivative fair value adjustments	(12)
Fair value adjustments	196	208
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	4,648	5,197
Financial instruments at fair value, category | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	197	126
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	107	59
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	36	66
Financial instruments at amortised cost, category | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	209	216
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	0
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 7	£ 14